Cash and cash equivalents - Additional Information (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents
Restricted cash	$ 1,724,488	$ 2,067,279
Return on cash and cash equivalents	9.80%	8.50%
Interconexion Electrica S.A. E.S.P.
Cash and cash equivalents
Restricted cash	$ 1,580,106	$ 1,987,409
Cenit
Cash and cash equivalents
Restricted cash	143,464	$ 79,870
Other Companies
Cash and cash equivalents
Restricted cash	$ 918